Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity and Related Information
A summary of our stock option activity and related information is as follows:

		Weighted-Average
(Shares in thousands)	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at January 1, 2023	173	20.37
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at December 31, 2023	173	20.37	4.36
At December 31, 2023:
Vested and expected to vest	173	20.37	4.36	1
Exercisable	—	—	—	—

Schedule of Key Inputs and Assumptions in Stock Option Valuation Models	The weighted-average grant date fair value of stock options granted during 2021 was $9.82 per share.

2021
Valuation model	Monte Carlo
Exercise price ($)	20.37
Expected option term (in years)	2.00
Expected volatility of the Company’s stock (%)	60.00
Risk-free interest rate (%)	0.80
Dividend yield (%)	—

Schedule of Stock Award Activity and Related Information
A summary of our stock award activity and related information is as follows:

(Shares in thousands)	PSUs(1)	Weighted- Average Grant Date Fair Value ($)	RSUs	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2023	5,281	25.85	91	20.07
Granted(2)	1,925	27.94	68	26.96
Vested	(1,229)	26.50	(91)	20.07
Forfeited	(183)	26.00	—	—
Nonvested at December 31, 2023	5,794	26.37	68	26.96

At December 31, 2023:
Unrecognized cost for nonvested awards ($ in millions)	33		—
Weighted-average future recognition period (in years)	1.55		0.37
(1) Unless otherwise noted, the number of PSUs granted are based on the target number of shares. Based on specified targets, actual performance may result in additional shares vesting, up to a maximum 145% payout achievement.
(2) Includes 517 thousand PSUs for vestings above the target thresholds. These PSUs were granted in prior years and either vested in 2023 or will vest in 2024 upon achievement of normal service requirements.

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value	Details of the grants are as follows:

(Shares in thousands)	2023	2022	2021
PSUs granted during the year	1,408	1,715	3,740
Weighted-average grant date fair value ($)	28.39	25.37	26.10

RSUs granted during the year	68	95	80
Weighted-average grant date fair value ($)	26.96	20.46	22.29

Schedule of Stock-Based Compensation Expense
Total compensation cost for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ in millions)	2023	2022	2021
Cost of services	2	2	2
Selling, general and administrative	38	37	30
Research and development	2	2	3
Stock-based compensation expense before income taxes	41	41	35
Income tax benefit	10	10	8
Total stock-based compensation, net of tax	31	31	27